Statements of Changes in Shareholders' Equity - USD ($)		Number of ordinary shares issued	Number of preferred shares issued	Treasury shares	Share capital	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021						$ 2,124,601	$ (4,504,181)	$ (2,379,580)
Balance (in Shares) at Dec. 31, 2021		3,085,000	489,812
Issuance of Ordinary Shares and warrants upon IPO, net of issuance costs						15,176,584		15,176,584
Issuance of Ordinary Shares and warrants upon IPO, net of issuance costs (in Shares)		4,244,048
Exercise of warrants					[1]				[1]
Exercise of warrants (in Shares)		180,356
Conversion of preferred shares into Ordinary Shares
Conversion of preferred shares into Ordinary Shares (in Shares)		489,812	(489,812)
Reclassification of warrants to purchase Ordinary Shares from liability to equity						412,299		412,299
Share-based compensation						75,896		75,896
Net loss							(3,688,346)	(3,688,346)
Balance at Dec. 31, 2022					[1]	17,789,380	(8,192,527)	9,596,853
Balance (in Shares) at Dec. 31, 2022		7,999,216
Share-based compensation						126,769		126,769
Repurchase of treasury shares				(119,536)				(119,536)
Repurchase of treasury shares (in Shares)		(120,715)
Net loss							(2,709,596)	(2,709,596)
Balance at Dec. 31, 2023				(119,536)	[1]	17,916,149	(10,902,123)	6,894,490
Balance (in Shares) at Dec. 31, 2023		7,878,501
Exercise of warrants	[1]
Exercise of warrants (in Shares)		104,964
Share-based compensation						154,450		154,450
Net loss							(1,233,892)	(1,233,892)
Balance at Dec. 31, 2024				$ (119,536)	[1]	$ 18,070,599	$ (12,136,015)	$ 5,815,048
Balance (in Shares) at Dec. 31, 2024		7,983,465

[1]	Less than $1.